5. Debt (Tables)	15 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Summary of Debt Transactions
	2013	2012
Notes payable	$503,203	$739,534
Notes payable - related party	26,108	133,000
Convertible notes	2,194,133	—
Convertible notes - related party	50,000	—
Less: debt discount	(1,925,191)	—
Debt - net	848,253	872,534
Amortization of debt discount	92,304	—
Less: current portion - notes payable	(98,086)	(236,325)
Less: current portion - notes payable - related party	(26,108)	(133,000)
Long term debt - net	$816,362	$503,209

Notes Payable
	Third Party	Related Party	Totals
Balance December 31, 2011	$849,640	$6,000	$855,640
Proceeds	120,000	127,000	247,000
Repayments	(230,106)	—	(230,106)
Balance December 31, 2012	739,534	133,000	872,534
Proceeds	160,000	61,655	221,655
Repayments	(116,331)	(35,547)	(151,878)
Conversion of note payable to convertible debt	(180,000)	(50,000)	(230,000)
Debt forgiveness	(100,000)	(83,000)	(183,000)
Balance December 31, 2013	$503,203	$26,108	$529,311

Convertible Debt - Net
	Third Party	Related Party	Totals
Balance December 31, 2012	$—	$—	$—
Proceeds	2,000,000	—	2,000,000
Repayments	—	—	—
Conversion of note payable to convertible debt	180,000	50,000	230,000
Conversion of accrued interest into convertible debt	14,133	—	14,133
Less: gross debt discount recorded	(1,925,191)	—	(1,925,191)
Add: amortization of debt discount	92,304	—	92,304
Balance December 31, 2013	$361,245	$50,000	$411,245

Future Commitments
Year Ended December 31
2014	$124,194
2015	2,649,250
Less: unamortized debt discount	(1,832,888)
Less: current maturities	(124,194)
Debt - long term	$816,362